Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments April 30, 2026 (Unaudited)
1
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.3%)
Communication Services (8.4%)
3,646 Alphabet, Inc. - Class A $ 1,402,981
1,242 Netflix, Inc.# 116,263
600,335 KES Safaricom PLC 136,894
1,656,138
Consumer Discretionary (10.0%)
1,195 EUR Amadeus IT Group SA 68,723
2,147 Amazon.com, Inc.# 569,084
450 Booking Holdings, Inc. 75,762
12,875 HKD BYD Co. Ltd. - Class H 168,489
2,825 Chipotle Mexican Grill, Inc.# 96,022
2,493 EUR Cie Generale des Etablissements
Michelin SCA 90,235
1,181 KRW Coway Co. Ltd. 68,557
6,214 GBP Greggs PLC 128,273
425 Home Depot, Inc. 139,740
1,963 EUR Industria de Diseno Textil SA 116,530
45 MercadoLibre, Inc.# 80,668
7,214 Sony Group Corp. (ADR) 144,929
1,488 TJX Cos., Inc. 233,244
1,980,256
Consumer Staples (4.8%)
1,318 Colgate-Palmolive Co. 112,505
99 Costco Wholesale Corp. 100,439
3,514 Darling Ingredients, Inc.# 225,704
5,817 EUR Jeronimo Martins SGPS SA 139,683
1,531 EUR Kerry Group PLC - Class A 129,733
222 EUR L'Oreal SA 95,374
1,128 Walmart, Inc. 148,817
952,255
Financials (13.6%)
99 EUR Adyen NV#* 111,369
19,668 HKD AIA Group Ltd. 213,567
264 American Express Co. 85,285
15,415 GBP Aviva PLC 130,806
1,537 Bank of New York Mellon Corp. 206,527
4,674 NOK DNB Bank ASA 141,561
27,675 EUR Eurobank SA 119,529
12,630 MXN Grupo Financiero Banorte SAB de
CV - Class O 137,641
7,083 HDFC Bank Ltd. (ADR) 179,979
2,159 HKD Hong Kong Exchanges & Clearing
Ltd. 113,677
787 Intercontinental Exchange, Inc. 124,417
14,372 Itau Unibanco Holding SA (ADR) 125,036
678 Jack Henry & Associates, Inc. 104,243
1,110 EUR KBC Group NV 147,537
273 S&P Global, Inc. 117,726
3,098 JPY Tokio Marine Holdings, Inc. 142,517
699 Travelers Cos., Inc. 213,293
NUMBER OF
SHARES b b VALUE b
842 Visa, Inc. - Class A $ 277,725
2,692,435
Health Care (7.8%)
644 GBP AstraZeneca PLC 122,230
6,822 JPY Daiichi Sankyo Co. Ltd. 112,796
1,020 Edwards Lifesciences Corp.# 85,170
130 Eli Lilly & Co. 121,498
392 EUR EssilorLuxottica SA 83,388
1,420 GE HealthCare Technologies, Inc. 86,393
869 Gilead Sciences, Inc. 113,700
27,818 GBP Haleon PLC 128,701
192 CHF Lonza Group AG 117,753
1,084 Merck & Co., Inc. 118,351
303 CHF Roche Holding AG 123,472
268 Thermo Fisher Scientific, Inc. 128,361
901 Veeva Systems, Inc. - Class A# 140,529
541 Zoetis, Inc. 62,199
1,544,541
Industrials (17.7%)
4,663 SEK Atlas Copco AB - Class A 87,980
1,742 Canadian Pacific Kansas City Ltd. 151,484
160 Caterpillar, Inc. 142,418
1,238 EUR Cie de Saint-Gobain SA 112,809
487 Cintas Corp. 85,084
2,100 HKD Contemporary Amperex Technology
Co. Ltd. - Class H 163,013
2,800 JPY Daifuku Co. Ltd. 121,261
234 Deere & Co. 138,029
364 Eaton Corp. PLC 157,616
3,412 SEK Epiroc AB - Class A 97,414
1,750 GBP Experian PLC 64,033
410 Ferguson Enterprises, Inc. 109,761
5,868 JPY Hitachi Ltd. 182,987
1,170 nVent Electric PLC 167,193
605 Old Dominion Freight Line, Inc. 128,520
1,241 Otis Worldwide Corp. 96,649
432 Quanta Services, Inc. 314,397
2,659 GBP RELX PLC 97,041
241 Rockwell Automation, Inc. 98,547
477 EUR Schneider Electric SE 150,371
508 EUR Siemens AG 150,574
300 JPY SMC Corp. 145,789
4,700 CNY Sungrow Power Supply Co. Ltd. -
Class A 94,507
292 Trane Technologies PLC 143,822
1,038 Veralto Corp. 91,552
310 Verisk Analytics, Inc. 57,192
629 Waste Management, Inc. 146,274
3,496,317
Information Technology (29.1%)
2,545 Apple, Inc. 690,586
708 Applied Materials, Inc. 279,299

Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
701 Arista Networks, Inc.# $ 121,070
135 EUR ASML Holding NV 193,680
3,542 Bentley Systems, Inc. - Class B 115,540
1,024 Broadcom, Inc. 427,448
273 Cadence Design Systems, Inc.# 89,978
2,005 GBP Halma PLC 120,236
3,605 EUR Infineon Technologies AG 241,717
300 JPY Keyence Corp. 136,629
1,709 Microsoft Corp. 696,896
332 Motorola Solutions, Inc. 145,758
990 EUR Nemetschek SE 71,806
4,495 NVIDIA Corp. 897,067
408 Palo Alto Networks, Inc.# 73,163
561 EUR SAP SE 95,800
525 KRW SK Hynix, Inc. 455,198
1,702 Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR) 674,094
719 TE Connectivity PLC 152,184
343 Texas Instruments, Inc. 96,411
5,774,560
Materials (4.0%)
495 EUR Air Liquide SA 106,362
778 EUR DSM-Firmenich AG 58,037
529 Ecolab, Inc. 137,857
18,557 BRL Klabin SA 65,507
310 Linde PLC 155,353
1,409 DKK Novonesis Novozymes B - Class B 86,503
268 Sherwin-Williams Co. 86,191
505 CHF Sika AG 92,876
788,686
Real Estate (0.9%)
441 American Tower Corp. 80,575
754 Prologis, Inc. 107,083
187,658
Utilities (3.0%)
6,472 EUR Iberdrola SA 151,537
7,477 GBP National Grid PLC 133,508
21,115 INR Power Grid Corp. of India Ltd. 70,966
1,048 Sempra 99,686
3,314 EUR Veolia Environnement SA 139,788
595,485
TOTAL COMMON STOCKS
(Cost $14,263,680)
19,668,331
TOTAL INVESTMENTS (99.3%)
(Cost $14,263,680)
19,668,331
OTHER ASSETS, LESS LIABILITIES (0.7%)
143,341
NET ASSETS (100.0%) $ 19,811,672
# Non-income producing security.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
FOREIGN CURRENCY ABBREVIATIONS
BRL Brazilian Real
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KES Kenyan Shilling
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars.
CURRENCY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 12,891,365 65 .5%
European Monetary Unit 2,574,582 13 .1%
British Pound Sterling 924,828 4 .7%
Japanese Yen 841,980 4 .3%
Hong Kong Dollar 658,745 3 .4%
South Korean Won 523,756 2 .7%
Swiss Franc 334,101 1 .7%
Swedish Krona 185,394 0 .9%
Norwegian Krone 141,562 0 .7%
Mexican Peso 137,641 0 .7%
Kenyan Shilling 136,894 0 .7%
Chinese Yuan Renminbi 94,507 0 .5%
Danish Krone 86,503 0 .4%
Indian Rupee 70,966 0 .4%
Brazilian Real 65,507 0 .3%
Total Investments $19,668,331 100 .0%
Currency exposure may vary over time.

Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 117 $ 19,668,331 $ — $ — $ 19,668,331
Total $ 19,668,331 $ — $ — $ 19,668,331

Calamos Autocallable Income ETF
®
Schedule of Investments April 30, 2026 (Unaudited)
4
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
Amounts relating to investments in affiliated funds at April 30, 2026, and from the period of August 1, 2025 through April 30, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (13.5%)
Other (13.5%)
118,314,200 U.S. Treasury Bills~
2.927%, 05/05/26
(Cost $118,267,448) $ 118,267,669
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUND (77.9%)
Domestic Alternative (77.9%)
6,824,236
Calamos Tax-Aware Collateral ETF
(Cost $682,602,780) 683,549,599
TOTAL INVESTMENTS (91.4%)
(Cost $800,870,228)
801,817,268
OTHER ASSETS, LESS LIABILITIES (8.6%)
75,516,899
NET ASSETS (100.0%) $ 877,334,167
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $60,225,705.
ABBREVIATION
SOFR Secured Overnight Financing Rate
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Tax-Aware Collateral ETF $ — $ 684,194,978 $ 1,593,233 $ — $ 1,035 $ 946,819 $ 683,549,599
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND RECEIVES)
FLOATING RATE
(FUND PAYS)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPMorgan Chase
Bank N.A.
MerQube U.S.
Large-Cap Vol
Advantage Index
Equity returns on
964,824 shares
of MerQube U.S.
Large-Cap Vol
Advantage Index
1 mo.SOFR Plus
0.100% 08/31/26 Annual $800,749,451 — $ 52,426,652 $ 52,426,652
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 118,267,669 $ — $ 118,267,669
Exchange-Traded Fund 1 683,549,599 — — 683,549,599
Total Return Swaps – — 52,426,652 — 52,426,652
Total $ 683,549,599 $ 170,694,321 $ — $ 854,243,920

Calamos Nasdaq
®
Autocallable Income ETF
Schedule of Investments April 30, 2026 (Unaudited)
5
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
Amounts relating to investments in affiliated funds at April 30, 2026, and from the period of November 20, 2025 (commencement of operations) through April 30,
2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (14.4%)
Other (14.4%)
24,843,000 U.S. Treasury Bills~
2.889%, 05/05/26
(Cost $24,833,309) $ 24,833,230
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUND (75.8%)
Domestic Alternative (75.8%)
1,304,146
Calamos Tax-Aware Collateral ETF
(Cost $130,461,720) 130,629,784
TOTAL INVESTMENTS (90.2%)
(Cost $155,295,029)
155,463,014
OTHER ASSETS, LESS LIABILITIES (9.8%)
16,906,799
NET ASSETS (100.0%) $ 172,369,813
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $11,097,934.
ABBREVIATION
SOFR Secured Overnight Financing Rate
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Tax-Aware Collateral ETF $ — $ 130,461,720 $ — $ — $ — $ 168,064 $ 130,629,784
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND RECEIVES)
FLOATING RATE
(FUND PAYS)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPMorgan Chase
Bank N.A.
MerQube
Nasdaq-100®
Vol Advantage
Autocallable
Index
Equity returns on
76,168 shares
of MerQube
Nasdaq-100®
Vol Advantage
Autocallable Index
1 mo. SOFR
Plus 0.100% 12/31/26 Annual $156,848,171 — $ 11,631,197 $ 11,631,197
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 24,833,230 $ — $ 24,833,230
Exchange-Traded Fund 1 130,629,784 — — 130,629,784
Total Return Swaps – — 11,631,197 — 11,631,197
Total $ 130,629,784 $ 36,464,427 $ — $ 167,094,211

Calamos Autocallable Growth ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
Amounts relating to investments in affiliated funds at April 30, 2026, and from the period of April 16, 2026 (commencement of operations) through April 30, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (16.8%)
Other (16.8%)
2,754,000 U.S. Treasury Bills~
3.668%, 07/16/26
(Cost $2,733,149) $ 2,733,152
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUND (79.7%)
Domestic Alternative (79.7%)
129,707
Calamos Tax-Aware Collateral ETF
(Cost $12,984,005) 12,992,102
TOTAL INVESTMENTS (96.5%)
(Cost $15,717,154)
15,725,254
OTHER ASSETS, LESS LIABILITIES (3.5%)
571,852
NET ASSETS (100.0%) $ 16,297,106
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $1,899,313.
ABBREVIATION
SOFR Secured Overnight Financing Rate
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Tax-Aware Collateral ETF $ — $ 12,984,005 $ — $ — $ — $ 8,097 $ 12,992,102
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND RECEIVES)
FLOATING RATE
(FUND PAYS)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPMorgan Chase
Bank N.A.
MerQube US
Large Cap Vol
Advantage
Autocallable
Growth Index
Equity returns on
8,197 shares of
MerQube US Large
Cap Vol Advantage
Autocallable
Growth Index
1 mo. SOFR
Plus 0.100% 05/28/27 Annual $15,928,503 — $ 357,413 $ 357,413
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 2,733,152 $ — $ 2,733,152
Exchange-Traded Fund 1 12,992,102 — — 12,992,102
Total Return Swaps 1 — 357,413 — 357,413
Total $ 12,992,102 $ 3,090,565 $ — $ 16,082,667

Calamos CEF Income & Arbitrage ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
CLOSED-END FUNDS (99.2%)
Convertible (0.5%)
12,718 Advent Convertible & Income Fund $ 158,975
Covered Call (16.2%)
66,266
BlackRock Enhanced Equity
Dividend Trust 612,961
42,435
Eaton Vance Enhanced Equity
Income Fund II 954,363
137,172
Eaton Vance Risk-Managed
Diversified Equity Income Fund 1,168,706
137,255
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 1,292,942
43,731
Eaton Vance Tax-Managed Buy-
Write Opportunities Fund 638,910
26,599
Nuveen S&P 500 Dynamic
Overwrite Fund 468,408
5,136,290
Equity-Sector (16.4%)
30,871 Adams Natural Resources Fund, Inc. 834,443
52,787
BlackRock Health Sciences Term
Trust 751,159
51,463
BlackRock Resources &
Commodities Strategy Trust 639,170
3,739
BlackRock Science & Technology
Trust 157,225
17,201
BlackRock Utilities Infrastructure &
Power Opportunities Trust 474,060
17,466
Cohen & Steers Infrastructure
Fund, Inc. 472,805
139,776
GAMCO Global Gold Natural
Resources & Income Trust 738,017
21,706
Neuberger Next Generation
Connectivity Fund, Inc. 316,473
34,157
Virtus Artificial Intelligence &
Technology Opportunities Fund 836,164
5,219,516
Global Allocation (7.2%)
11,255
Eaton Vance Tax-Advantaged
Global Dividend Opportunities Fund 335,849
76,637
Highland Opportunities & Income
Fund 476,682
42,390 LMP Capital & Income Fund, Inc. 652,704
59,293 Nuveen Multi-Asset Income Fund 822,987
2,288,222
High Yield Bond (6.1%)
67,723 Allspring Multi-Sector Income Fund 621,020
132,273 FS Credit Opportunities Corp. 694,433
167,695
Western Asset High Income
Opportunity Fund, Inc. 618,795
1,934,248
Master Limited Partnership (6.9%)
16,684
ClearBridge Energy Midstream
Opportunity Fund, Inc. 863,564
31,941
Kayne Anderson Energy
Infrastructure Fund 455,159
83,941
Neuberger Energy Infrastructure &
Income Fund, Inc. 879,702
2,198,425
NUMBER OF
SHARES b b VALUE b
Municipal Bond (1.9%)
19,328
Nuveen Taxable Municipal Income
Fund $ 307,315
39,804 PIMCO Municipal Income Fund II 298,132
605,447
Preferred (6.0%)
39,297
Flaherty & Crumrine Preferred &
Income Fund 458,203
39,171
Flaherty & Crumrine Preferred &
Income Securities Fund 638,487
60,125
John Hancock Premium Dividend
Fund 795,454
1,892,144
Real Estate Investment Trust (3.5%)
363,363
Neuberger Real Estate Securities
Income Fund, Inc. 1,104,624
Senior Loan (6.2%)
14,503
Blackstone Long-Short Credit
Income Fund 159,823
35,775
Blackstone Strategic Credit 2027
Term Fund 403,542
47,788
Eaton Vance Senior Floating-Rate
Trust 506,075
118,167
Nuveen Credit Strategies Income
Fund 574,291
41,376 Nuveen Floating Rate Income Fund 312,389
1,956,120
U.S. Allocation (7.3%)
64,626 Bexil Investment Trust 1,053,404
49,028
Virtus Equity & Convertible Income
Fund 1,273,747
2,327,151
U.S. Investment Grade (4.0%)
34,973
BlackRock Multi-Sector Income
Trust 448,354
41,007
Eaton Vance Short Duration
Diversified Income Fund 440,825
35,670 Western Asset Premier Bond Fund 381,312
1,270,491
U.S. Stock (5.9%)
56,250 Gabelli Equity Trust, Inc. 318,938
234,149 Liberty All Star Growth Fund, Inc. 1,215,233
59,507 Liberty All-Star Equity Fund 348,116
1,882,287
World Bond (5.6%)
56,448 DoubleLine Income Solutions Fund 627,137
64,123
Morgan Stanley Emerging Markets
Debt Fund, Inc. 473,228
28,773 Nuveen Global High Income Fund 366,568
26,531 PGIM Global High Yield Fund, Inc. 317,576
1,784,509
World Stock (5.5%)
13,062 Aberdeen India Fund, Inc. 157,267
7,286
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 165,028
15,052 Mexico Fund, Inc. 318,199

Calamos CEF Income & Arbitrage ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
SHARES b b VALUE b
14,375
Morgan Stanley India Investment
Fund, Inc. $ 315,675
38,428 Templeton Emerging Markets Fund 792,385
1,748,554
TOTAL CLOSED-END FUNDS
(Cost $30,371,365)
31,507,003
TOTAL INVESTMENTS (99.2%)
(Cost $30,371,365)
31,507,003
OTHER ASSETS, LESS LIABILITIES (0.8%)
257,136
NET ASSETS (100.0%) $ 31,764,139
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Closed-End Funds 54 $ 31,507,003 $ — $ — $ 31,507,003
Total $ 31,507,003 $ — $ — $ 31,507,003

Calamos Convertible Equity Alternative ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (68.4%)
Communication Services (2.6%)
46,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 $ 64,191
69,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 80,362
159,000 Live Nation Entertainment, Inc.^
3.125%, 01/15/29 249,260
41,000 Sphere Entertainment Co.
3.500%, 12/01/28 166,316
560,129
Consumer Discretionary (3.3%)
39,000 Chefs' Warehouse, Inc.
2.375%, 12/15/28 71,381
66,000 LCI Industries
3.000%, 03/01/30 78,444
167,000 Liberty Live Holdings, Inc.*
2.375%, 09/30/53 272,982
38,000 Patrick Industries, Inc.
1.750%, 12/01/28 57,101
61,000 Stride, Inc.
1.125%, 09/01/27 115,398
83,000 Wayfair, Inc.
3.500%, 11/15/28 127,546
722,852
Energy (1.6%)
69,000 Atlas Energy Solutions, Inc.*
0.500%, 04/15/31 96,017
120,000 Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31 183,458
36,000 Transocean International Ltd.
4.625%, 09/30/29 75,002
354,477
Financials (1.6%)
56,000 HAT Holdings I LLC/HAT Holdings
II LLC*
3.750%, 08/15/28 89,255
134,000 SoFi Technologies, Inc.*
1.250%, 03/15/29 247,888
337,143
Health Care (4.0%)
Bridgebio Pharma, Inc.
86,000 2.500%, 03/15/27 149,149
89,000 1.750%, 03/01/31 146,683
95,000 Guardant Health, Inc.
1.250%, 02/15/31 153,040
90,000 Ionis Pharmaceuticals, Inc.
1.750%, 06/15/28 134,202
69,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 92,734
47,000 Mirum Pharmaceuticals, Inc.
4.000%, 05/01/29 147,118
37,000 PTC Therapeutics, Inc.
1.500%, 09/15/26 47,068
869,994
PRINCIPAL
AMOUNT a a VALUE a
Industrials (2.1%)
Granite Construction, Inc.
42,000 3.750%, 05/15/28 $ 125,634
65,000 3.250%, 06/15/30 118,573
53,000 Intuitive Machines, Inc.*
2.500%, 10/01/30 117,952
55,000 OSI Systems, Inc.
2.250%, 08/01/29 90,366
452,525
Information Technology (38.0%)
87,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 248,101
260,000 Akamai Technologies, Inc.*
0.250%, 05/15/33 341,307
71,000 Applied Digital Corp.
2.750%, 06/01/30 261,332
99,000 Avnet, Inc.*
1.750%, 09/01/30 129,649
196,000 Cloudflare, Inc.
0.000%, 08/15/26 227,987
48,000 Cohu, Inc.*
1.500%, 01/15/31 91,705
75,000 Core Scientific, Inc.*
3.000%, 09/01/29 151,109
98,000 DigitalOcean Holdings, Inc.*
0.000%, 08/15/30 252,764
60,000 InterDigital, Inc.^
3.500%, 06/01/27 230,391
Lumentum Holdings, Inc.
134,000 0.500%, 06/15/28 921,231
191,000 0.375%, 03/15/32* 931,131
56,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 98,797
214,000 MKS, Inc.^
1.250%, 06/01/30 418,498
124,000 ON Semiconductor Corp.
0.000%, 05/01/27 238,370
72,000 Planet Labs PBC*
0.500%, 10/15/30 230,834
93,000 Riot Platforms, Inc.
0.750%, 01/15/30 133,128
57,000 Seagate HDD Cayman^
3.500%, 06/01/28 464,612
Terawulf, Inc.*
74,000 2.750%, 02/01/30 203,091
158,000 1.000%, 09/01/31^ 305,025
39,000 Viavi Solutions, Inc.*
0.625%, 03/01/31 151,606
194,000 Western Digital Corp.
3.000%, 11/15/28 2,222,858
8,253,526
Materials (2.9%)
60,000 Centrus Energy Corp.
2.250%, 11/01/30 143,332
131,000 MP Materials Corp.*^
3.000%, 03/01/30 416,781

Calamos Convertible Equity Alternative ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
46,000 Peabody Energy Corp.
3.250%, 03/01/28 $ 70,877
630,990
Real Estate (2.9%)
Welltower OP LLC*
161,000 3.125%, 07/15/29 277,404
152,000 2.750%, 05/15/28 346,802
624,206
Utilities (9.4%)
161,000 CenterPoint Energy, Inc.
4.250%, 08/15/26 192,624
180,000 Evergy, Inc.
4.500%, 12/15/27 245,527
FirstEnergy Corp.*
176,000 3.875%, 01/15/31 195,524
218,000 3.625%, 01/15/29^ 238,237
160,000 NextEra Energy Capital Holdings,
Inc.
3.000%, 03/01/27 232,034
85,000 Pinnacle West Capital Corp.^
4.750%, 06/15/27 99,271
147,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 169,588
121,000 Southern Co.
4.500%, 06/15/27 135,161
47,000 TXNM Energy, Inc.
5.750%, 06/01/54 63,512
101,000 UGI Corp.
5.000%, 06/01/28 141,905
WEC Energy Group, Inc.
141,000 4.375%, 06/01/27 172,883
126,000 4.375%, 06/01/29 156,725
2,042,991
TOTAL CONVERTIBLE BONDS
(Cost $10,374,778)
14,848,833
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (2.4%)
Health Care (2.1%)
5,881 Brookdale Senior Living, Inc.# 84,451
1,793 Jazz Pharmaceuticals PLC# 364,015
448,466
Information Technology (0.3%)
2,229 Wolfspeed, Inc.# 65,822
TOTAL COMMON STOCKS
(Cost $467,617)
514,288
CONVERTIBLE PREFERRED STOCKS (28.5%)
Consumer Discretionary (0.3%)
1,599
Whirlpool Corp.
8.500%, 02/15/29#
66,758
NUMBER OF
SHARES b b VALUE b
Financials (3.8%)
4,435
Apollo Global Management, Inc.
6.750%, 07/31/26 $ 291,513
4,371
ARES Management Corp.
6.750%, 10/01/27 171,518
8,075
KKR & Co., Inc.^
6.250%, 03/01/28 358,368
821,399
Health Care (1.5%)
1,223
BrightSpring Health Services, Inc.
6.750%, 02/01/27 193,283
445
Bruker Corp.#
6.375%, 09/01/28 130,461
323,744
Industrials (6.3%)
17,534
Boeing Co.^
6.000%, 10/15/27 1,265,955
1,759
QXO, Inc.^
5.500%, 05/15/28 99,524
1,365,479
Information Technology (7.5%)
4,545
Hewlett Packard Enterprise Co.^
7.625%, 09/01/27 348,238
4,583
Microchip Technology, Inc.
7.500%, 03/15/28 360,544
1,803
Novanta, Inc.#
6.500%, 11/01/28 103,276
15,225
Oracle Corp.#
6.500%, 01/15/29 741,001
1,458
Shift4 Payments, Inc.
6.000%, 05/01/28 81,619
1,634,678
Materials (2.6%)
7,196
Albemarle Corp.
7.250%, 03/01/27
560,856
Utilities (6.5%)
2,178
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)#§
3.369%, 09/15/29 74,945
NextEra Energy, Inc.
4,596 7.234%, 11/01/27 247,587
6,076 7.299%, 06/01/27 358,727
7,081 7.375%, 02/15/29# 371,894
4,668
PG&E Corp.^
6.000%, 12/01/27 196,336
3,362
PPL Corp.#
7.000%, 02/15/29 169,579
1,419,068
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $5,846,599)
6,191,982

Calamos Convertible Equity Alternative ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
SHARES b b VALUE b
WARRANTS (0.0%)#
Real Estate (0.0%)
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 $ 80
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 43
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 41
TOTAL WARRANTS
(Cost $–)
164
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (8.1%)
1,749,846
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $1,749,846) $ 1,749,846
TOTAL INVESTMENTS (107.4%)
(Cost $18,438,840)
23,305,113
LIABILITIES, LESS OTHER ASSETS (-7.4%)
(1,596,318)
NET ASSETS (100.0%) $ 21,708,795
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
# Non-income producing security.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 64 $ — $ 14,848,833 $ — $ 14,848,833
Common Stocks 3 514,288 — — 514,288
Convertible Preferred Stocks 20 6,117,037 74,945 — 6,191,982
Warrants 3 164 — — 164
Investment of Cash Collateral for Securities Loaned 1 — 1,749,846 — 1,749,846
Total $ 6,631,489 $ 16,673,624 $ — $ 23,305,113

Calamos Nasdaq
®
Equity & Income ETF
Schedule of Investments April 30, 2026 (Unaudited)
12
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (86.0%)
Other (86.0%)
25,588 Franklin Senior Loan ETF $ 592,618
12,745
iShares 5-10 Year Investment Grade
Corporate Bond ETF 679,181
18,690
iShares Broad USD Investment
Grade Corporate Bond ETF 957,862
54,263 Janus Henderson AAA CLO ETF 2,741,367
43,588
Schwab 1-5 Year Corporate Bond
ETF 1,078,803
119,060 Simplify MBS ETF 5,874,420
153,817
State Street SPDR Portfolio High
Yield Bond ETF 3,622,390
77,906
Vanguard Emerging Markets
Government Bond ETF 5,214,249
20,760,890
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $20,856,998)
20,760,890
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (13.5%)#Ω
Communication Services (2.3%)
64
2,462,720
Alphabet, Inc. Call, Expires
12/18/26, Strike $340.00 453,673
16
979,056
Meta Platforms, Inc. Call, Expires
03/19/27, Strike $750.00 78,244
48
449,328
Netflix, Inc. Call, Expires 09/18/26,
Strike $110.00 14,919
16
312,800
T-Mobile U.S., Inc. Call, Expires
09/18/26, Strike $250.00 3,493
550,329
Consumer Discretionary (1.3%)
48
1,272,288
Amazon.com, Inc. Call, Expires
03/19/27, Strike $245.00 246,164
16
610,608
Tesla, Inc. Call, Expires 12/18/26,
Strike $420.00 71,726
317,890
Consumer Staples (0.5%)
16
1,623,248
Costco Wholesale Corp. Call,
Expires 06/18/26, Strike $1,060.00 27,199
64
844,352
Walmart, Inc. Call, Expires
03/19/27, Strike $135.00 93,146
120,345
Information Technology (5.7%)
16
567,184
Advanced Micro Devices, Inc. Call,
Expires 09/18/26, Strike $200.00 258,818
80
2,170,800
Apple, Inc. Call, Expires 09/18/26,
Strike $245.00 311,588
51
2,128,893
Broadcom, Inc. Call, Expires
06/18/26, Strike $315.00 542,475
48
439,200
Cisco Systems, Inc. Call, Expires
12/18/26, Strike $78.00 89,790
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
34
1,386,452
Microsoft Corp. Call, Expires
06/18/26, Strike $495.00 $ 2,823
112
2,235,184
NVIDIA Corp. Call, Expires
12/18/26, Strike $250.00 140,436
32
445,152
Palantir Technologies, Inc. Call,
Expires 03/19/27, Strike $230.00 29,363
1,375,293
Materials (0.3%)
16
801,824
Linde PLC Call, Expires 06/18/26,
Strike $455.00 82,655
Other (3.4%)
68
744,464
Direxion Nasdaq-100
®
Equal
Weighted Index Shares Call,
Expires 06/18/26, Strike $96.00 98,810
160
1,751,680
Direxion Nasdaq-100
®
Equal
Weighted Index Shares Call,
Expires 09/18/26, Strike $98.50 233,393
48
525,504
Direxion Nasdaq-100
®
Equal
Weighted Index Shares Call,
Expires 12/18/26, Strike $101.00 70,821
256
2,802,688
Direxion Nasdaq-100
®
Equal
Weighted Index Shares Call,
Expires 03/19/27, Strike $101.00 422,515
825,539
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $2,440,071)
3,272,051
TOTAL INVESTMENTS (99.5%)
(Cost $23,297,069)
24,032,941
OTHER ASSETS, LESS LIABILITIES (0.5%)
121,670
NET ASSETS (100.0%) $ 24,154,611
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).

Calamos Nasdaq® Equity & Income ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 8 $ 20,760,890 $ — $ — $ 20,760,890
Exchange-Traded Purchased Options 20 — 3,272,051 — 3,272,051
Total $ 20,760,890 $ 3,272,051 $ — $ 24,032,941

Calamos Bitcoin Structured Alt Protection ETF
®
- January
Schedule of Investments April 30, 2026 (Unaudited)
14
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (155.1%)#Ω
Long Call Option (154.0%)
1,033
18,623,957
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $197.86 $ 2,492,533
406
29,177,596
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $1.00 29,022,869
31,515,402
Long Put Option (1.1%)
406
29,177,596
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $501.00 222,974
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $32,604,830)
31,738,376
TOTAL INVESTMENTS (155.1%)
(Cost $32,604,830)
31,738,376
LIABILITIES, LESS OTHER ASSETS (-55.1%)
(11,280,822)
NET ASSETS (100.0%) $ 20,457,554
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-55.8%)#Ω
Short Call Option (-55.8%)
(1,033)
(18,623,957)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $214.40 $ (1,900,911)
(406)
(29,177,596)
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $501.00 (9,506,693)
(11,407,604)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $12,310,702) $ (11,407,604)
Ω FLexible EXchange® Options (see Note 1).
# Non-income producing security.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 31,738,376 $ — $ 31,738,376
Total $ — $ 31,738,376 $ — $ 31,738,376
Liabilities: — — — —
Exchange-Traded Written Options 3 — 11,407,604 — 11,407,604
Total $ — $ 11,407,604 $ — $ 11,407,604

Calamos Bitcoin Structured Alt Protection ETF
®
- April
Schedule of Investments April 30, 2026 (Unaudited)
15
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (168.8%)#Ω
Long Call Option (167.3%)
297
5,354,613
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $162.86 $ 1,375,007
96
6,899,136
SPDR® S&P 500® ETF Trust
Expires 04/30/27, Strike $1.00 6,852,829
8,227,836
Long Put Option (1.5%)
96
6,899,136
SPDR® S&P 500® ETF Trust
Expires 04/30/27, Strike $501.00 71,919
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $7,643,044)
8,299,755
TOTAL INVESTMENTS (168.8%)
(Cost $7,643,044)
8,299,755
LIABILITIES, LESS OTHER ASSETS (-68.8%)
(3,381,984)
NET ASSETS (100.0%) $ 4,917,771
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-69.8%)#Ω
Short Call Option (-69.8%)
(297)
(5,354,613)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $178.69 (1,129,858)
(96)
(6,899,136)
SPDR® S&P 500® ETF Trust
Expires 04/30/27, Strike $501.00 (2,300,959)
(3,430,817)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $2,844,157) $ (3,430,817)
# Non-income producing security.
Ω FLexible EXchange ® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 8,299,755 $ — $ 8,299,755
Total $ — $ 8,299,755 $ — $ 8,299,755
Liabilities: — — — —
Exchange-Traded Written Options 3 — 3,430,817 — 3,430,817
Total $ — $ 3,430,817 $ — $ 3,430,817

Calamos Bitcoin Structured Alt Protection ETF
®
- July
Schedule of Investments April 30, 2026 (Unaudited)
16
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (99.7%)
Other (99.7%)
4,897,600 U.S. Treasury Bills~
3.906%, 07/09/26
(Cost $4,861,738) $ 4,863,812
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.1%)#Ω
Long Call Option (0.1%)
194
3,497,626
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $257.50
(Cost $1,373,732) 1,952
TOTAL INVESTMENTS (99.8%)
(Cost $6,235,470)
4,865,764
OTHER ASSETS, LESS LIABILITIES (0.2%)
11,045
NET ASSETS (100.0%) $ 4,876,809
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#Ω
Short Call Option (0.0%)
(194)
(3,497,626)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $283.25
(Premium $817,930) $ (212)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,482,753.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 4,863,812 $ — $ 4,863,812
Exchange-Traded Purchased Option 1 — 1,952 — 1,952
Total $ — $ 4,865,764 $ — $ 4,865,764
Liabilities: — — — —
Exchange-Traded Written Option 1 — 212 — 212
Total $ — $ 212 $ — $ 212

Calamos Bitcoin Structured Alt Protection ETF
®
- October
Schedule of Investments April 30, 2026 (Unaudited)
17
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (99.3%)
Other (99.3%)
6,162,500 U.S. Treasury Bills~
3.580%, 10/01/26
(Cost $6,071,720) $ 6,068,656
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.4%)#Ω
Long Call Option (0.4%)
217
3,912,293
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $287.63
(Cost $1,176,889) 23,322
TOTAL INVESTMENTS (99.7%)
(Cost $7,248,609)
6,091,978
OTHER ASSETS, LESS LIABILITIES (0.3%)
15,395
NET ASSETS (100.0%) $ 6,107,373
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-0.2%)#Ω
Short Call Option (-0.2%)
(217)
(3,912,293)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $311.99
(Premium $817,794) $ (11,216)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,473,219.
Ω FLexible EXchange® Options (see Note 1).
# Non-income producing security.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 6,068,656 $ — $ 6,068,656
Exchange-Traded Purchased Option 1 — 23,322 — 23,322
Total $ — $ 6,091,978 $ — $ 6,091,978
Liabilities: — — — —
Exchange-Traded Written Option 1 — 11,216 — 11,216
Total $ — $ 11,216 $ — $ 11,216

Calamos Tax-Aware Collateral ETF
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (99.4%)#Ω
Long Call Option (7.2%)
851
61,157,966
SPDR
®
S&P 500
®
ETF Trust Expires
09/16/26, Strike $1.00 $ 61,016,700
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Long Put Option (92.2%)
851
61,157,966
SPDR
®
S&P 500
®
ETF Trust Expires
09/16/26, Strike $10,001.00 $ 777,014,060
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $837,038,524)
838,030,760
TOTAL INVESTMENTS (99.4%)
(Cost $837,038,524)
838,030,760
OTHER ASSETS, LESS LIABILITIES (0.6%)
5,146,852
NET ASSETS (100.0%) $ 843,177,612
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 838,030,760 $ — $ 838,030,760
Total $ — $ 838,030,760 $ — $ 838,030,760

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January
Schedule of Investments April 30, 2026 (Unaudited)
19
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (141.1%)#Ω
Long Call Option (140.2%)
1,148
20,697,292
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $158.29 $ 5,086,827
360
25,871,760
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $3.00 25,664,553
30,751,380
Long Put Option (0.9%)
360
25,871,760
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $503.00 200,974
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $32,246,760)
30,952,354
TOTAL INVESTMENTS (141.1%)
(Cost $32,246,760)
30,952,354
LIABILITIES, LESS OTHER ASSETS (-41.1%)
(9,012,822)
NET ASSETS (100.0%) $ 21,939,532
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-41.8%)#Ω
Short Call Option (-41.8%)
(1,148)
(20,697,292)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $272.06 $ (816,267)
(360)
(25,871,760)
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $503.00 (8,362,832)
(9,179,099)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $9,423,924) $ (9,179,099)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 30,952,354 $ — $ 30,952,354
Total $ — $ 30,952,354 $ — $ 30,952,354
Liabilities: — — — —
Exchange-Traded Written Options 3 — 9,179,099 — 9,179,099
Total $ — $ 9,179,099 $ — $ 9,179,099

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April
Schedule of Investments April 30, 2026 (Unaudited)
20
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (146.4%)#Ω
Long Call Option (145.2%)
266
4,795,714
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $130.29 $ 1,778,862
68
4,886,888
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $3.00 4,840,986
6,619,848
Long Put Option (1.2%)
68
4,886,888
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $503.00 51,748
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $6,106,918)
6,671,596
TOTAL INVESTMENTS (146.4%)
(Cost $6,106,918)
6,671,596
LIABILITIES, LESS OTHER ASSETS (-46.4%)
(2,113,441)
NET ASSETS (100.0%) $ 4,558,155
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-47.9%)#Ω
Short Call Option (-47.9%)
(266)
(4,795,714)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $224.70 $ (563,940)
(68)
(4,886,888)
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $503.00 (1,617,550)
(2,181,490)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $1,840,123) $ (2,181,490)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 6,671,596 $ — $ 6,671,596
Total $ — $ 6,671,596 $ — $ 6,671,596
Liabilities: — — — —
Exchange-Traded Written Options 3 — 2,181,490 — 2,181,490
Total $ — $ 2,181,490 $ — $ 2,181,490

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July
Schedule of Investments April 30, 2026 (Unaudited)
21
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (97.8%)
Other (97.8%)
12,706,900 U.S. Treasury Bills~
3.788%, 07/09/26
(Cost $12,616,606) $ 12,619,236
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (2.0%)#Ω
Long Call Option (2.0%)
631
11,376,299
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $206.00
(Cost $3,805,796) 252,356
TOTAL INVESTMENTS (99.8%)
(Cost $16,422,402)
12,871,592
OTHER ASSETS, LESS LIABILITIES (0.2%)
26,277
NET ASSETS (100.0%) $ 12,897,869
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#Ω
Short Call Option (0.0%)
(631)
(11,376,299)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $363.20
(Premium $758,359) $ (1)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,559,274.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 12,619,236 $ — $ 12,619,236
Exchange-Traded Purchased Option 1 — 252,356 — 252,356
Total $ — $ 12,871,592 $ — $ 12,871,592
Liabilities: — — — —
Exchange-Traded Written Option 1 — 1 — 1
Total $ — $ 1 $ — $ 1

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October
Schedule of Investments April 30, 2026 (Unaudited)
22
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (96.8%)
Other (96.8%)
30,674,500 U.S. Treasury Bills~
3.591%, 10/01/26
(Cost $30,221,292) $ 30,207,384
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (2.7%)#Ω
Long Call Option (2.7%)
1,347
24,285,063
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $230.10
(Cost $4,030,150) 829,519
TOTAL INVESTMENTS (99.5%)
(Cost $34,251,442)
31,036,903
OTHER ASSETS, LESS LIABILITIES (0.5%)
168,324
NET ASSETS (100.0%) $ 31,205,227
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#Ω
Short Call Option (0.0%)
(1,347)
(24,285,063)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $407.34
(Premium $924,910) $ (4,755)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $11,713,861.
# Non-income producing security.
Ω FLexible EXchange ® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 30,207,384 $ — $ 30,207,384
Exchange-Traded Purchased Option 1 — 829,519 — 829,519
Total $ — $ 31,036,903 $ — $ 31,036,903
Liabilities: — — — —
Exchange-Traded Written Option 1 — 4,755 — 4,755
Total $ — $ 4,755 $ — $ 4,755

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January
Schedule of Investments April 30, 2026 (Unaudited)
23
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (147.5%)#Ω
Long Call Option (146.5%)
1,105
19,922,045
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $178.07 $ 3,654,932
390
28,027,740
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $2.00 27,841,188
31,496,120
Long Put Option (1.0%)
390
28,027,740
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $502.00 215,941
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $32,455,190)
31,712,061
TOTAL INVESTMENTS (147.5%)
(Cost $32,455,190)
31,712,061
LIABILITIES, LESS OTHER ASSETS (-47.5%)
(10,216,908)
NET ASSETS (100.0%) $ 21,495,153
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-48.3%)#Ω
Short Call Option (-48.3%)
(1,105)
(19,922,045)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $241.86 (1,293,477)
(390)
(28,027,740)
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $502.00 (9,095,877)
(10,389,354)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $10,739,328) $ (10,389,354)
# Non-income producing security.
Ω FLexible EXchange ® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 31,712,061 $ — $ 31,712,061
Total $ — $ 31,712,061 $ — $ 31,712,061
Liabilities: — — — —
Exchange-Traded Written Options 3 — 10,389,354 — 10,389,354
Total $ — $ 10,389,354 $ — $ 10,389,354

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April
Schedule of Investments April 30, 2026 (Unaudited)
24
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (156.2%)#Ω
Long Call Option (154.9%)
267
4,813,743
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $146.57 $ 1,495,612
77
5,533,682
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $2.00 5,489,122
6,984,734
Long Put Option (1.3%)
77
5,533,682
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $502.00 58,140
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $6,463,136)
7,042,874
TOTAL INVESTMENTS (156.2%)
(Cost $6,463,136)
7,042,874
LIABILITIES, LESS OTHER ASSETS (-56.2%)
(2,532,781)
NET ASSETS (100.0%) $ 4,510,093
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-57.8%)#Ω
Short Call Option (-57.8%)
(267)
(4,813,743)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $200.51 $ (768,920)
(77)
(5,533,682)
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $502.00 (1,838,599)
(2,607,519)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $2,178,020) $ (2,607,519)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 7,042,874 $ — $ 7,042,874
Total $ — $ 7,042,874 $ — $ 7,042,874
Liabilities: — — — —
Exchange-Traded Written Options 3 — 2,607,519 — 2,607,519
Total $ — $ 2,607,519 $ — $ 2,607,519

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July
Schedule of Investments April 30, 2026 (Unaudited)
25
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (99.3%)
Other (99.3%)
5,496,700 U.S. Treasury Bills~
3.804%, 07/09/26
(Cost $5,457,486) $ 5,458,779
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.3%)#Ω
Long Call Option (0.3%)
242
4,363,018
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $231.75
(Cost $2,090,939) 18,381
TOTAL INVESTMENTS (99.6%)
(Cost $7,548,425)
5,477,160
OTHER ASSETS, LESS LIABILITIES (0.4%)
22,048
NET ASSETS (100.0%) $ 5,499,208
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#Ω
Short Call Option (0.0%)
(242)
(4,363,018)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $321.10
(Premium $739,275) $ (10)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,128,268.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 5,458,779 $ — $ 5,458,779
Exchange-Traded Purchased Option 1 — 18,381 — 18,381
Total $ — $ 5,477,160 $ — $ 5,477,160
Liabilities: — — — —
Exchange-Traded Written Option 1 — 10 — 10
Total $ — $ 10 $ — $ 10

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October
Schedule of Investments April 30, 2026 (Unaudited)
26
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (98.6%)
Other (98.6%)
9,988,900 U.S. Treasury Bills~
3.591%, 10/01/26
(Cost $9,841,325) $ 9,836,787
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (1.0%)#Ω
Long Call Option (1.0%)
391
7,049,339
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $258.87
(Cost $1,979,448) 101,527
TOTAL INVESTMENTS (99.6%)
(Cost $11,820,773)
9,938,314
OTHER ASSETS, LESS LIABILITIES (0.4%)
40,489
NET ASSETS (100.0%) $ 9,978,803
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-0.1%)#Ω
Short Call Option (-0.1%)
(391)
(7,049,339)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $355.02
(Premium $806,144) $ (5,899)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,513,666.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 9,836,787 $ — $ 9,836,787
Exchange-Traded Purchased Option 1 — 101,527 — 101,527
Total $ — $ 9,938,314 $ — $ 9,938,314
Liabilities: — — — —
Exchange-Traded Written Option 1 — 5,899 — 5,899
Total $ — $ 5,899 $ — $ 5,899

Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
Schedule of Investments April 30, 2026 (Unaudited)
27
See accompanying Notes to Schedule of Investments
Amounts relating to investments in affiliated funds at April 30, 2026, and from the period of August 1, 2025 through April 30, 2026 are as follows:
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.9%)
Other (99.9%)
337,036
Calamos S&P 500® Structured Alt
Protection ETF® - April $ 9,014,028
325,869
Calamos S&P 500® Structured Alt
Protection ETF® - August 8,945,104
337,169
Calamos S&P 500® Structured Alt
Protection ETF® - December 8,916,434
343,600
Calamos S&P 500® Structured Alt
Protection ETF® - February 8,942,774
349,923
Calamos S&P 500® Structured Alt
Protection ETF® - January 8,914,288
326,478
Calamos S&P 500® Structured Alt
Protection ETF® - July 8,945,497
324,479
Calamos S&P 500® Structured Alt
Protection ETF® - June 8,942,641
NUMBER OF
SHARES b b VALUE b
348,792
Calamos S&P 500® Structured Alt
Protection ETF® - March $ 8,950,003
306,474
Calamos S&P 500® Structured Alt
Protection ETF® - May 8,908,341
325,942
Calamos S&P 500® Structured Alt
Protection ETF® - November 8,924,292
324,302
Calamos S&P 500® Structured Alt
Protection ETF® - October 8,939,385
324,427
Calamos S&P 500® Structured Alt
Protection ETF® - September 8,926,609
107,269,396
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $101,167,324)
107,269,396
TOTAL INVESTMENTS (99.9%)
(Cost $101,167,324)
107,269,396
OTHER ASSETS, LESS LIABILITIES (0.1%)
68,113
NET ASSETS (100.0%) $ 107,337,509
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos S&P 500® Structured Alt
Protection ETF® - April $ 6,575,117 $ 2,759,800 $ 724,190 $ — $ 30,564 $ 372,737 $ 9,014,028
Calamos S&P 500® Structured Alt
Protection ETF® - August 6,656,439 2,770,415 840,122 — 56,223 302,149 8,945,104
Calamos S&P 500® Structured Alt
Protection ETF® - December 6,654,257 2,776,572 928,437 — 50,538 363,504 8,916,434
Calamos S&P 500® Structured Alt
Protection ETF® - February 6,619,206 2,767,874 825,054 — 36,733 344,015 8,942,774
Calamos S&P 500® Structured Alt
Protection ETF® - January 6,614,749 2,761,100 812,399 — 39,049 311,789 8,914,288
Calamos S&P 500® Structured Alt
Protection ETF® - July 6,649,295 2,767,022 816,581 — 56,434 289,327 8,945,497
Calamos S&P 500® Structured Alt
Protection ETF® - June 6,574,790 2,754,710 722,561 — 19,558 316,144 8,942,641
Calamos S&P 500® Structured Alt
Protection ETF® - March 6,601,081 2,760,204 780,369 — 31,720 337,367 8,950,003
Calamos S&P 500® Structured Alt
Protection ETF® - May 6,567,188 2,766,259 720,715 — 46,706 248,903 8,908,341
Calamos S&P 500® Structured Alt
Protection ETF® - November 6,614,254 2,757,741 777,529 — 41,890 287,936 8,924,292
Calamos S&P 500® Structured Alt
Protection ETF® - October 6,623,601 2,760,164 771,139 — 41,909 284,850 8,939,385
Calamos S&P 500® Structured Alt
Protection ETF® - September 6,638,398 2,763,287 812,774 — 49,257 288,441 8,926,609
$79,388,375 $33,165,148 $9,531,870 $— $500,581 $3,747,162 $107,269,396

Calamos Laddered S&P 500® Structured Alt Protection ETF ®
Schedule of Investments April 30, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 12 $ 107,269,396 $ — $ — $ 107,269,396
Total $ 107,269,396 $ — $ — $ 107,269,396

Calamos Laddered Bitcoin Structured Alt Protection ETF
®
Schedule of Investments April 30, 2026 (Unaudited)
29
See accompanying Notes to Schedule of Investments
Amounts relating to investments in affiliated funds at April 30, 2026, and from the period of October 14, 2025 (commencement of operations) through April 30,
2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.8%)
Other (99.8%)
23,349
Calamos Bitcoin Structured Alt
Protection ETF
®
- April $ 572,212
23,805
Calamos Bitcoin Structured Alt
Protection ETF
®
- January 571,429
24,460
Calamos Bitcoin Structured Alt
Protection ETF
®
- July 596,459
NUMBER OF
SHARES b b VALUE b
24,997
Calamos Bitcoin Structured Alt
Protection ETF
®
- October $ 610,177
2,350,277
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $2,453,947)
2,350,277
TOTAL INVESTMENTS (99.8%)
(Cost $2,453,947)
2,350,277
OTHER ASSETS, LESS LIABILITIES (0.2%)
3,995
NET ASSETS (100.0%) $ 2,354,272
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin Structured Alt Protection ETF
®
- April $ — $ 609,968 $ — $ 10,096 $ — ( $ 37,756 ) $ 572,212
Calamos Bitcoin Structured Alt Protection ETF
®
- January — 607,850 — 13,549 — (36,421) 571,429
Calamos Bitcoin Structured Alt Protection ETF
®
- July — 616,206 — 6,173 — (19,747) 596,459
Calamos Bitcoin Structured Alt Protection ETF
®
- October — 619,923 — 2,632 — (9,746) 610,177
$ — $ 2,453,947 $ — $ 32,450 $ — ( $ 103,670 ) $ 2,350,277
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 2,350,277 $ — $ — $ 2,350,277
Total $ 2,350,277 $ — $ — $ 2,350,277

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
Schedule of Investments April 30, 2026 (Unaudited)
30
See accompanying Notes to Schedule of Investments
Amounts relating to investments in affiliated funds at April 30, 2026, and from the period of October 14, 2025 (commencement of operations) through April 30,
2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.6%)
Other (99.6%)
38,209
Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
- April $ 872,854
43,265
Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
- January 862,055
47,977
Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
- July 950,895
NUMBER OF
SHARES b b VALUE b
50,937
Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
- October $ 1,024,246
3,710,050
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $4,274,527)
3,710,050
TOTAL INVESTMENTS (99.6%)
(Cost $4,274,527)
3,710,050
OTHER ASSETS, LESS LIABILITIES (0.4%)
14,478
NET ASSETS (100.0%) $ 3,724,528
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- April $ — $ 1,173,028 $ 107,009 $ 2,369 $ 2,049 ( $ 195,214) $ 872,854
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- January — 1,105,090 103,130 3,430 2,974 (142,879) 862,055
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- July — 1,201,032 119,911 3,869 206 (130,432) 950,895
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- October — 1,248,684 128,263 606 (223) (95,952) 1,024,246
$— $4,727,834 $458,313 $10,274 $5,006 ($564,477) $3,710,050
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 3,710,050 $ — $ — $ 3,710,050
Total $ 3,710,050 $ — $ — $ 3,710,050

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
Schedule of Investments April 30, 2026 (Unaudited)
31
See accompanying Notes to Schedule of Investments
Amounts relating to investments in affiliated funds at April 30, 2026, and from the period of October 14, 2025 (commencement of operations) through April 30,
2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.8%)
Other (99.8%)
15,760
Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
- April $ 355,147
16,773
Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
- January 360,284
18,082
Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
- July 397,802
18,969
Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
- October 419,974
1,533,207
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $1,840,154)
1,533,207
TOTAL INVESTMENTS (99.8%)
(Cost $1,840,154)
1,533,207
OTHER ASSETS, LESS LIABILITIES (0.2%)
2,342
NET ASSETS (100.0%) $ 1,535,549
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
- April $ — $ 462,500 $ — $ 8,377 $ — ( $ 107,353 ) $ 355,147
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
- January — 455,211 — 7,486 — (94,927) 360,284
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
- July — 459,716 — 5,773 — (61,914) 397,802
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
- October — 462,727 — 2,204 — (42,753) 419,974
$ — $ 1,840,154 $ — $ 23,840 $ — ( $ 306,947 ) $ 1,533,207
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 1,533,207 $ — $ — $ 1,533,207
Total $ 1,533,207 $ — $ — $ 1,533,207

Calamos S&P 500
®
Structured Alt Protection ETF
®
- January
Schedule of Investments April 30, 2026 (Unaudited)
32
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (105.9%)#Ω
Long Call Option (102.4%)
377
27,093,482
SPDR
®
S&P 500
®
ETF Trust Expires
12/31/26, Strike $4.71 $ 26,805,711
Long Put Option (3.5%)
377
27,093,482
SPDR
®
S&P 500
®
ETF Trust Expires
12/31/26, Strike $681.92 923,670
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,728,041)
27,729,381
TOTAL INVESTMENTS (105.9%)
(Cost $26,728,041)
27,729,381
LIABILITIES, LESS OTHER ASSETS (-5.9%)
(1,548,062)
NET ASSETS (100.0%) $ 26,181,319
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-6.4%)#Ω
Short Call Option (-6.4%)
(377)
(27,093,482)
SPDR
®
S&P 500
®
ETF Trust Expires
12/31/26, Strike $725.43
(Premium $1,188,203) $ (1,678,118)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 27,729,381 $ — $ 27,729,381
Total $ — $ 27,729,381 $ — $ 27,729,381
Liabilities: — — — —
Exchange-Traded Written Option 1 — 1,678,118 — 1,678,118
Total $ — $ 1,678,118 $ — $ 1,678,118

Calamos S&P 500
®
Structured Alt Protection ETF
®
- February
Schedule of Investments April 30, 2026 (Unaudited)
33
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (105.5%)# Ω
Long Call Option (101.4%)
474
34,064,484
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $4.77 $ 33,710,082
Long Put Option (4.1%)
474
34,064,484
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $691.97 1,349,827
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $34,156,207)
35,059,909
TOTAL INVESTMENTS (105.5%)
(Cost $34,156,207)
35,059,909
LIABILITIES, LESS OTHER ASSETS (-5.5%)
(1,823,883)
NET ASSETS (100.0%) $ 33,236,026
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  ( -6.1%)#Ω
Short Call Option (-6.1%)
(474)
(34,064,484)
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $735.70
(Premium $1,590,017) $ (2,025,225)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 35,059,909 $ — $ 35,059,909
Total $ — $ 35,059,909 $ — $ 35,059,909
Liabilities: — — — —
Exchange-Traded Written Option 1 — 2,025,225 — 2,025,225
Total $ — $ 2,025,225 $ — $ 2,025,225

Calamos S&P 500
®
Structured Alt Protection ETF
®
- March
Schedule of Investments April 30, 2026 (Unaudited)
34
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (106.7%)#Ω
Long Call Option (102.6%)
445
31,980,370
SPDR
®
S&P 500
®
ETF Trust Expires
02/26/27, Strike $4.73 $ 31,649,981
Long Put Option (4.1%)
445
31,980,370
SPDR
®
S&P 500
®
ETF Trust Expires
02/26/27, Strike $685.99 1,282,378
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $31,813,823)
32,932,359
TOTAL INVESTMENTS (106.7%)
(Cost $31,813,823)
32,932,359
LIABILITIES, LESS OTHER ASSETS (-6.7%)
(2,079,359)
NET ASSETS (100.0%) $ 30,853,000
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-7.4%)#Ω
Short Call Option (-7.4%)
(445)
(31,980,370)
SPDR
®
S&P 500
®
ETF Trust Expires
02/26/27, Strike $728.25
(Premium $1,534,145) $ (2,278,827)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 32,932,359 $ — $ 32,932,359
Total $ — $ 32,932,359 $ — $ 32,932,359
Liabilities: — — — —
Exchange-Traded Written Option 1 — 2,278,827 — 2,278,827
Total $ — $ 2,278,827 $ — $ 2,278,827

Calamos S&P 500
®
Structured Alt Protection ETF
®
- April
Schedule of Investments April 30, 2026 (Unaudited)
35
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (110.9%)#Ω
Long Call Option (107.4%)
284
20,409,944
SPDR
®
S&P 500
®
ETF Trust Expires
03/31/27, Strike $4.49 $ 20,181,261
Long Put Option (3.5%)
284
20,409,944
SPDR
®
S&P 500
®
ETF Trust Expires
03/31/27, Strike $650.34 656,484
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $19,519,672)
20,837,745
TOTAL INVESTMENTS (110.9%)
(Cost $19,519,672)
20,837,745
LIABILITIES, LESS OTHER ASSETS (-10.9%)
(2,055,102)
NET ASSETS (100.0%) $ 18,782,643
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-11.6%)#Ω
Short Call Option (-11.6%)
(284)
(20,409,944)
SPDR
®
S&P 500
®
ETF Trust Expires
03/31/27, Strike $693.91
(Premium $1,171,121) $ (2,180,538)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 20,837,745 $ — $ 20,837,745
Total $ — $ 20,837,745 $ — $ 20,837,745
Liabilities: — — — —
Exchange-Traded Written Option 1 — 2,180,538 — 2,180,538
Total $ — $ 2,180,538 $ — $ 2,180,538

Calamos S&P 500
®
Structured Alt Protection ETF
®
- May
Schedule of Investments April 30, 2026 (Unaudited)
36
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (104.2%)#Ω
Long Call Option (98.4%)
737
52,965,242
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $4.96 $ 52,172,967
Long Put Option (5.8%)
737
52,965,242
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $718.66 3,068,131
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $55,243,453)
55,241,098
TOTAL INVESTMENTS (104.2%)
(Cost $55,243,453)
55,241,098
LIABILITIES, LESS OTHER ASSETS (-4.2%)
(2,214,646)
NET ASSETS (100.0%) $ 53,026,452
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-5.0%)#Ω
Short Call Option (-5.0%)
(737)
(52,965,242)
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $767.10
(Premium $2,661,548) $ (2,662,781)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 55,241,098 $ — $ 55,241,098
Total $ — $ 55,241,098 $ — $ 55,241,098
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,662,781 $ — $ 2,662,781
Total $ — $ 2,662,781 $ — $ 2,662,781

Calamos S&P 500
®
Structured Alt Protection ETF
®
- June
Schedule of Investments April 30, 2026 (Unaudited)
37
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (114.1%)#Ω
Long Call Option (114.1%)
209
15,019,994
SPDR
®
S&P 500
®
ETF Trust Expires
05/29/26, Strike $4.07 $ 14,938,650
Long Put Option (0.0%)
209
15,019,994
SPDR
®
S&P 500
®
ETF Trust Expires
05/29/26, Strike $589.39 7,385
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $13,244,571)
14,946,035
TOTAL INVESTMENTS (114.1%)
(Cost $13,244,571)
14,946,035
LIABILITIES, LESS OTHER ASSETS (-14.1%)
(1,850,426)
NET ASSETS (100.0%) $ 13,095,609
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-14.2%)#Ω
Short Call Option (-14.2%)
(209)
(15,019,994)
SPDR
®
S&P 500
®
ETF Trust Expires
05/29/26, Strike $632.61
(Premium $756,696) $ (1,861,666)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 14,946,035 $ — $ 14,946,035
Total $ — $ 14,946,035 $ — $ 14,946,035
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,861,666 $ — $ 1,861,666
Total $ — $ 1,861,666 $ — $ 1,861,666

Calamos S&P 500
®
Structured Alt Protection ETF
®
- July
Schedule of Investments April 30, 2026 (Unaudited)
38
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (110.1%)#Ω
Long Call Option (109.7%)
633
45,491,178
SPDR
®
S&P 500
®
ETF Trust Expires
06/30/26, Strike $4.26 $ 45,148,869
Long Put Option (0.4%)
633
45,491,178
SPDR
®
S&P 500
®
ETF Trust Expires
06/30/26, Strike $617.85 141,336
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $40,659,012)
45,290,205
TOTAL INVESTMENTS (110.1%)
(Cost $40,659,012)
45,290,205
LIABILITIES, LESS OTHER ASSETS (-10.1%)
(4,137,108)
NET ASSETS (100.0%) $ 41,153,097
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-10.2%)#Ω
Short Call Option (-10.2%)
(633)
(45,491,178)
SPDR
®
S&P 500
®
ETF Trust Expires
06/30/26, Strike $660.01
(Premium $1,766,881) $ (4,192,073)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 45,290,205 $ — $ 45,290,205
Total $ — $ 45,290,205 $ — $ 45,290,205
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 4,192,073 $ — $ 4,192,073
Total $ — $ 4,192,073 $ — $ 4,192,073

Calamos S&P 500
®
Structured Alt Protection ETF
®
- August
Schedule of Investments April 30, 2026 (Unaudited)
39
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (108.2%)#Ω
Long Call Option (107.4%)
642
46,137,972
SPDR
®
S&P 500
®
ETF Trust Expires
07/31/26, Strike $4.36 $ 45,787,513
Long Put Option (0.8%)
642
46,137,972
SPDR
®
S&P 500
®
ETF Trust Expires
07/31/26, Strike $632.08 334,651
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $42,076,058)
46,122,164
TOTAL INVESTMENTS (108.2%)
(Cost $42,076,058)
46,122,164
LIABILITIES, LESS OTHER ASSETS (-8.2%)
(3,504,344)
NET ASSETS (100.0%) $ 42,617,820
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-8.6%)#Ω
Short Call Option (-8.6%)
(642)
(46,137,972)
SPDR
®
S&P 500
®
ETF Trust Expires
07/31/26, Strike $677.21
(Premium $1,695,903) $ (3,647,674)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 46,122,164 $ — $ 46,122,164
Total $ — $ 46,122,164 $ — $ 46,122,164
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,647,674 $ — $ 3,647,674
Total $ — $ 3,647,674 $ — $ 3,647,674

Calamos S&P 500
®
Structured Alt Protection ETF
®
- September
Schedule of Investments April 30, 2026 (Unaudited)
40
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (107.7%)#Ω
Long Call Option (106.4%)
483
34,711,278
SPDR
®
S&P 500
®
ETF Trust Expires
08/31/26, Strike $4.45 $ 34,451,075
Long Put Option (1.3%)
483
34,711,278
SPDR
®
S&P 500
®
ETF Trust Expires
08/31/26, Strike $645.05 416,317
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $32,324,376)
34,867,392
TOTAL INVESTMENTS (107.7%)
(Cost $32,324,376)
34,867,392
LIABILITIES, LESS OTHER ASSETS (-7.7%)
(2,490,076)
NET ASSETS (100.0%) $ 32,377,316
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-8.0%)#Ω
Short Call Option (-8.0%)
(483)
(34,711,278)
SPDR
®
S&P 500
®
ETF Trust Expires
08/31/26, Strike $687.56
(Premium $1,375,849) $ (2,585,009)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 34,867,392 $ — $ 34,867,392
Total $ — $ 34,867,392 $ — $ 34,867,392
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,585,009 $ — $ 2,585,009
Total $ — $ 2,585,009 $ — $ 2,585,009

Calamos S&P 500
®
Structured Alt Protection ETF
®
- October
Schedule of Investments April 30, 2026 (Unaudited)
41
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (105.8%)#Ω
Long Call Option (103.7%)
382
27,452,812
SPDR
®
S&P 500
®
ETF Trust Expires
09/30/26, Strike $4.60 $ 27,192,856
Long Put Option (2.1%)
382
27,452,812
SPDR
®
S&P 500
®
ETF Trust Expires
09/30/26, Strike $666.18 539,171
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,497,232)
27,732,027
TOTAL INVESTMENTS (105.8%)
(Cost $26,497,232)
27,732,027
LIABILITIES, LESS OTHER ASSETS (-5.8%)
(1,512,082)
NET ASSETS (100.0%) $ 26,219,945
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-6.1%)#Ω
Short Call Option (-6.1%)
(382)
(27,452,812)
SPDR
®
S&P 500
®
ETF Trust Expires
09/30/26, Strike $708.82
(Premium $1,208,307) $ (1,598,303)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 27,732,027 $ — $ 27,732,027
Total $ — $ 27,732,027 $ — $ 27,732,027
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,598,303 $ — $ 1,598,303
Total $ — $ 1,598,303 $ — $ 1,598,303

Calamos S&P 500
®
Structured Alt Protection ETF
®
- November
Schedule of Investments April 30, 2026 (Unaudited)
42
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (104.6%)#Ω
Long Call Option (101.8%)
490
35,214,340
SPDR
®
S&P 500
®
ETF Trust Expires
10/30/26, Strike $4.71 $ 34,869,279
Long Put Option (2.8%)
490
35,214,340
SPDR
®
S&P 500
®
ETF Trust Expires
10/30/26, Strike $682.06 966,961
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $34,773,574)
35,836,240
TOTAL INVESTMENTS (104.6%)
(Cost $34,773,574)
35,836,240
LIABILITIES, LESS OTHER ASSETS (-4.6%)
(1,564,865)
NET ASSETS (100.0%) $ 34,271,375
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-4.9%)#Ω
Short Call Option (-4.9%)
(490)
(35,214,340)
SPDR
®
S&P 500
®
ETF Trust Expires
10/30/26, Strike $728.32
(Premium $1,556,051) $ (1,695,891)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 35,836,240 $ — $ 35,836,240
Total $ — $ 35,836,240 $ — $ 35,836,240
Liabilities: — — — —
Exchange-Traded Written Option 1 — 1,695,891 — 1,695,891
Total $ — $ 1,695,891 $ — $ 1,695,891

Calamos S&P 500
®
Structured Alt Protection ETF
®
- December
Schedule of Investments April 30, 2026 (Unaudited)
43
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (105.0%)#Ω
Long Call Option (101.8%)
644
46,281,704
SPDR
®
S&P 500
®
ETF Trust Expires
11/30/26, Strike $4.72 $ 45,837,801
Long Put Option (3.2%)
644
46,281,704
SPDR
®
S&P 500
®
ETF Trust Expires
11/30/26, Strike $683.39 1,450,754
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $45,889,891)
47,288,555
TOTAL INVESTMENTS (105.0%)
(Cost $45,889,891)
47,288,555
LIABILITIES, LESS OTHER ASSETS (-5.0%)
(2,261,759)
NET ASSETS (100.0%) $ 45,026,796
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-5.6%)#Ω
Short Call Option (-5.6%)
(644)
(46,281,704)
SPDR
®
S&P 500
®
ETF Trust Expires
11/30/26, Strike $728.97
(Premium $2,172,843) $ (2,504,224)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 47,288,555 $ — $ 47,288,555
Total $ — $ 47,288,555 $ — $ 47,288,555
Liabilities: — — — —
Exchange-Traded Written Option 1 — 2,504,224 — 2,504,224
Total $ — $ 2,504,224 $ — $ 2,504,224

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March
Schedule of Investments April 30, 2026 (Unaudited)
44
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (111.5%)#Ω
Long Call Option (107.1%)
237
15,825,438
Invesco QQQ Trust Series 1 Expires
02/26/27, Strike $4.19 $ 15,688,402
Long Put Option (4.4%)
237
15,825,438
Invesco QQQ Trust Series 1 Expires
02/26/27, Strike $607.29 643,911
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $15,349,150)
16,332,313
TOTAL INVESTMENTS (111.5%)
(Cost $15,349,150)
16,332,313
LIABILITIES, LESS OTHER ASSETS (-11.5%)
(1,686,287)
NET ASSETS (100.0%) $ 14,646,026
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-12.4%)#Ω
Short Call Option (-12.4%)
(237)
(15,825,438)
Invesco QQQ Trust Series 1 Expires
02/26/27, Strike $647.13
(Premium $1,061,375) $ (1,818,442)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 16,332,313 $ — $ 16,332,313
Total $ — $ 16,332,313 $ — $ 16,332,313
Liabilities: — — — —
Exchange-Traded Written Option 1 — 1,818,442 — 1,818,442
Total $ — $ 1,818,442 $ — $ 1,818,442

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June
Schedule of Investments April 30, 2026 (Unaudited)
45
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (119.9%)#Ω
Long Call Option (119.8%)
472
31,517,328
Invesco QQQ Trust Series 1 Expires
05/29/26, Strike $3.58 $ 31,368,942
Long Put Option (0.1%)
472
31,517,328
Invesco QQQ Trust Series 1 Expires
05/29/26, Strike $519.11 16,197
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,571,087)
31,385,139
TOTAL INVESTMENTS (119.9%)
(Cost $26,571,087)
31,385,139
LIABILITIES, LESS OTHER ASSETS (-19.9%)
(5,213,571)
NET ASSETS (100.0%) $ 26,171,568
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-20.2%)#Ω
Short Call Option (-20.2%)
(472)
(31,517,328)
Invesco QQQ Trust Series 1 Expires
05/29/26, Strike $558.82
(Premium $1,667,291) $ (5,278,932)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 31,385,139 $ — $ 31,385,139
Total $ — $ 31,385,139 $ — $ 31,385,139
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 5,278,932 $ — $ 5,278,932
Total $ — $ 5,278,932 $ — $ 5,278,932

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September
Schedule of Investments April 30, 2026 (Unaudited)
46
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (112.8%)#Ω
Long Call Option (111.5%)
421
28,111,854
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $3.94 $ 27,949,470
Long Put Option (1.3%)
421
28,111,854
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $570.40 333,337
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $25,358,894)
28,282,807
TOTAL INVESTMENTS (112.8%)
(Cost $25,358,894)
28,282,807
LIABILITIES, LESS OTHER ASSETS (-12.8%)
(3,216,999)
NET ASSETS (100.0%) $ 25,065,808
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-13.1%)#Ω
Short Call Option (-13.1%)
(421)
(28,111,854)
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $610.39
(Premium $1,462,099) $ (3,295,316)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 28,282,807 $ — $ 28,282,807
Total $ — $ 28,282,807 $ — $ 28,282,807
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,295,316 $ — $ 3,295,316
Total $ — $ 3,295,316 $ — $ 3,295,316

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December
Schedule of Investments April 30, 2026 (Unaudited)
47
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (108.1%)#Ω
Long Call Option (104.3%)
512
34,188,288
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $4.27 $ 33,910,963
Long Put Option (3.8%)
512
34,188,288
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $619.25 1,226,107
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $33,545,791)
35,137,070
TOTAL INVESTMENTS (108.1%)
(Cost $33,545,791)
35,137,070
LIABILITIES, LESS OTHER ASSETS (-8.1%)
(2,619,695)
NET ASSETS (100.0%) $ 32,517,375
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-8.6%)#Ω
Short Call Option (-8.6%)
(512)
(34,188,288)
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $663.22
(Premium $2,019,006) $ (2,811,375)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 35,137,070 $ — $ 35,137,070
Total $ — $ 35,137,070 $ — $ 35,137,070
Liabilities: — — — —
Exchange-Traded Written Option 1 — 2,811,375 — 2,811,375
Total $ — $ 2,811,375 $ — $ 2,811,375

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January
Schedule of Investments April 30, 2026 (Unaudited)
48
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (111.8%)#Ω
Long Call Option (108.4%)
1,972
54,815,684
iShares
®
Russell 2000 ETF Expires
12/31/26, Strike $1.70 $ 54,049,026
Long Put Option (3.4%)
1,972
54,815,684
iShares
®
Russell 2000 ETF Expires
12/31/26, Strike $246.16 1,717,424
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $51,237,873)
55,766,450
TOTAL INVESTMENTS (111.8%)
(Cost $51,237,873)
55,766,450
LIABILITIES, LESS OTHER ASSETS (-11.8%)
(5,882,516)
NET ASSETS (100.0%) $ 49,883,934
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-12.3%)#Ω
Short Call Option (-12.3%)
(1,972)
(54,815,684)
iShares
®
Russell 2000 ETF Expires
12/31/26, Strike $264.65
(Premium $2,943,034) $ (6,133,717)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 55,766,450 $ — $ 55,766,450
Total $ — $ 55,766,450 $ — $ 55,766,450
Liabilities: — — — —
Exchange-Traded Written Option 1 — 6,133,717 — 6,133,717
Total $ — $ 6,133,717 $ — $ 6,133,717

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April
Schedule of Investments April 30, 2026 (Unaudited)
49
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (112.7%)#Ω
Long Call Option (108.3%)
406
11,285,582
iShares
®
Russell 2000 ETF Expires
03/31/27, Strike $1.71 $ 11,147,338
Long Put Option (4.4%)
406
11,285,582
iShares
®
Russell 2000 ETF Expires
03/31/27, Strike $248.00 453,967
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $10,791,893)
11,601,305
TOTAL INVESTMENTS (112.7%)
(Cost $10,791,893)
11,601,305
LIABILITIES, LESS OTHER ASSETS (-12.7%)
(1,306,773)
NET ASSETS (100.0%) $ 10,294,532
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-13.6%)#Ω
Short Call Option (-13.6%)
(406)
(11,285,582)
iShares
®
Russell 2000 ETF Expires
03/31/27, Strike $267.67
(Premium $788,339) $ (1,395,172)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 11,601,305 $ — $ 11,601,305
Total $ — $ 11,601,305 $ — $ 11,601,305
Liabilities: — — — —
Exchange-Traded Written Option 1 — 1,395,172 — 1,395,172
Total $ — $ 1,395,172 $ — $ 1,395,172

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July
Schedule of Investments April 30, 2026 (Unaudited)
50
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (120.0%)#Ω
Long Call Option (119.8%)
1,014
28,186,158
iShares
®
Russell 2000 ETF Expires
06/30/26, Strike $1.49 $ 27,949,828
Long Put Option (0.2%)
1,014
28,186,158
iShares
®
Russell 2000 ETF Expires
06/30/26, Strike $215.79 53,810
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $23,231,611)
28,003,638
TOTAL INVESTMENTS (120.0%)
(Cost $23,231,611)
28,003,638
LIABILITIES, LESS OTHER ASSETS (-20.0%)
(4,674,612)
NET ASSETS (100.0%) $ 23,329,026
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-20.2%)#Ω
Short Call Option (-20.2%)
(1,014)
(28,186,158)
iShares
®
Russell 2000 ETF Expires
06/30/26, Strike $233.27
(Premium $1,303,043) $ (4,705,330)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 28,003,638 $ — $ 28,003,638
Total $ — $ 28,003,638 $ — $ 28,003,638
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 4,705,330 $ — $ 4,705,330
Total $ — $ 4,705,330 $ — $ 4,705,330

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October
Schedule of Investments April 30, 2026 (Unaudited)
51
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 2):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (110.9%)#Ω
Long Call Option (108.9%)
1,240
34,468,280
iShares
®
Russell 2000 ETF Expires
09/30/26, Strike $1.67 $ 34,055,587
Long Put Option (2.0%)
1,240
34,468,280
iShares
®
Russell 2000 ETF Expires
09/30/26, Strike $241.96 628,077
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $31,716,424)
34,683,664
TOTAL INVESTMENTS (110.9%)
(Cost $31,716,424)
34,683,664
LIABILITIES, LESS OTHER ASSETS (-10.9%)
(3,410,302)
NET ASSETS (100.0%) $ 31,273,362
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-11.3%)#Ω
Short Call Option (-11.3%)
(1,240)
(34,468,280)
iShares
®
Russell 2000 ETF Expires
09/30/26, Strike $260.98
(Premium $1,863,335) $ (3,518,326)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 34,683,664 $ — $ 34,683,664
Total $ — $ 34,683,664 $ — $ 34,683,664
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,518,326 $ — $ 3,518,326
Total $ — $ 3,518,326 $ — $ 3,518,326

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of forty-four series as of the date of this report. These financial statements relate only to the following funds (each, a "Fund" and collectively, the "Funds").
FUND TICKER
COMMENCEMENT OF
OPERATIONS EXCHANGE
Calamos Antetokounmpo Global Sustainable Equities ETF SROI 2/3/2023 NYSE
Calamos Autocallable Income ETF CAIE 6/25/2025 NYSE
Calamos Nasdaq
®
Autocallable Income ETF CAIQ 11/20/2025 NASDAQ
Calamos Autocallable Growth ETF CAGE 4/16/2026 NYSE
Calamos CEF Income & Arbitrage ETF CCEF 1/16/2024 NYSE
Calamos Convertible Equity Alternative ETF CVRT 10/4/2023 NYSE
Calamos Nasdaq
®
Equity & Income ETF CANQ 2/13/2024 NASDAQ
Calamos Bitcoin Structured Alt Protection ETF
®
- January CBOJ 1/22/2025 CBOE
Calamos Bitcoin Structured Alt Protection ETF
®
- April CBOA 4/7/2025 CBOE
Calamos Bitcoin Structured Alt Protection ETF
®
- July CBOY 7/8/2025 CBOE
Calamos Bitcoin Structured Alt Protection ETF
®
- October CBOO 10/7/2025 CBOE
Calamos Tax-Aware Collateral ETF CBOX 4/17/2026 CBOE
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January CBTJ 2/4/2025 CBOE
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April CBTA 4/7/2025 CBOE
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July CBTY 7/8/2025 CBOE
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October CBTO 10/7/2025 CBOE
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January CBXJ 2/4/2025 CBOE
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April CBXA 4/7/2025 CBOE
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July CBXY 7/8/2025 CBOE
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October CBXO 10/7/2025 CBOE
Calamos Laddered S&P 500® Structured Alt Protection ETF
®
CPSL 9/9/2024 CBOE
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
CBOL 10/14/2025 CBOE
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
CBTL 10/14/2025 CBOE
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
CBXL 10/14/2025 CBOE
Calamos S&P 500® Structured Alt Protection ETF
®
- January CPSY 1/2/2025 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- February CPSF 2/3/2025 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- March CPSR 3/3/2025 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- April CPSP 4/1/2025 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- May CPSM 5/1/2024 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- June CPSU 6/2/2025 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- July CPSJ 7/1/2024 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- August CPSA 8/1/2024 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- September CPST 9/3/2024 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- October CPSO 10/1/2024 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- November CPSN 11/1/2024 NYSE
Calamos S&P 500® Structured Alt Protection ETF
®
- December CPSD 12/2/2024 NYSE
Calamos Nasdaq-100® Structured Alt Protection ETF
®
- March CPNM 3/3/2025 NYSE
Calamos Nasdaq-100® Structured Alt Protection ETF
®
- June CPNJ 6/3/2024 NYSE
Calamos Nasdaq-100® Structured Alt Protection ETF
®
- September CPNS 9/3/2024 NYSE
Calamos Nasdaq-100® Structured Alt Protection ETF
®
- December CPNQ 12/2/2024 NYSE
Calamos Russell 2000® Structured Alt Protection ETF
®
- January CPRY 1/2/2025 NYSE
Calamos Russell 2000® Structured Alt Protection ETF
®
- April CPRA 4/1/2025 NYSE

The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Prior to commencement of operations, each Fund had issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC, except the Calamos Antetokounmpo Global Sustainable Equities ETF, which issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000.
Each Fund is actively managed. The diversification classifications and investment objectives of the Funds are as follows:
(a)
Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus. Current Caps and Outcome Periods are reflected in each Fund’s prospectus.
Calamos Antetokounmpo Asset Management LLC (“CGAM”) serves as the Fund’s adviser for the Calamos Antetokounmpo Global Sustainable Equities
ETF. CGAM is jointly owned by Calamos Advisors LLC (“Calamos Advisors”) and Original C Fund, LLC ("Original C"), an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund’s subadviser. Mr.
Antetokounmpo serves on CGAM's Board of Directors and has indirect control of half of CGAM's Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and is not involved in the day-to-day management of the Fund’s investments, and neither Original C nor Mr. Antetokounmpo provide any “investment advice” to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo is involved with marketing efforts on behalf of the Adviser. If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then “Antetokounmpo” will be removed from the name of the Fund and CGAM. Further, shareholders would be notified of any change in the name of the Fund or its strategy. CGAM is jointly owned and controlled by Calamos Advisors and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with
CGAM. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.
For all other Funds in the ETF Trust, Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) serves as the Funds’ adviser.
Significant Accounting Policies. The Schedule of Investments have been prepared in conformity with accounting principles generally accepted in the
United States of America (“U.S. GAAP”) and each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Funds:
FUND TICKER
COMMENCEMENT OF
OPERATIONS EXCHANGE
Calamos Russell 2000® Structured Alt Protection ETF
®
- July CPRJ 7/1/2024 NYSE
Calamos Russell 2000® Structured Alt Protection ETF
®
- October CPRO 10/1/2024 NYSE
TICKER
DIVERSIFICATION
CLASSIFICATION OBJECTIVE
(a)
SROI Diversified Long-term capital appreciation.
CAIE, CAIQ Non-Diversified Seeks to generate high monthly income while providing reduced downside risk through exposure to the MerQube US Large Cap Vol Advantage
Autocallable Index and the MerQube Nasdaq
®
-100 Vol Advantage Autocallable Index, respectively.
CAGE Non-Diversified Seeks to generate long-term capital growth while providing reduced downside risk through exposure to the MerQube US Large Cap Vol
Advantage Autocallable Growth Index.
CCEF Non-Diversified High current income and long-term capital appreciation.
CVRT Non-Diversified Total return through capital appreciation and current income.
CANQ Non-Diversified Attractive risk-adjusted return through capital appreciation and current income.
CBOJ, CBOA,
CBOY, CBOO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the
CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBOX Non-Diversified Seeks capital appreciation by investing in FLEX options box spreads.
CBTJ, CBTA,
CBTY, CBTO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the
CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBXJ, CBXA,
CBXY, CBXO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the
CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CPSL Non-Diversified Seeks to provide investors with capital appreciation.
CBOL, CBTL,
CBXL
Non-Diversified Seeks to provide exposure to the price of bitcoin.
CPSY, CPSF,
CPSR, CPSP,
CPSM, CPSU,
CPSJ, CPSA,
CPST, CPSO,
CPSN, CPSD
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR
®
S&P 500
®
ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPNM, CPNJ,
CPNS, CPNQ
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ Trust
SM
,
Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPRY, CPRA,
CPRJ, CPRO
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares
®
Russell
2000
®
ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

Fund Valuation. The Trust's Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of the
Funds, has designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Adviser has adopted procedures to guide the determination of the net asset value (“NAV”) on any day on which the Funds' NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.
Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on
The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing
Price, the last current reported sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.
FLexible EXchange
®
Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price at the official close of that exchange’s trading day. However, when a Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures.
If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.
Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Note 2 – Fair Value Measurements
Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. The summary of the inputs used in valuing the Fund’s holdings are available after the Fund’s Portfolio.